Business Segment Reporting (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Average total assets	$ 172,440	$ 172,375	$ 175,442
Average total liabilities	151,744	149,541	153,156
Average total equity	20,696	22,834	22,286
Net, interest income	5,065	4,854	4,466
FTE adjustment	114	116	123
Net interest income (FTE)	5,179	4,970	4,589
Provision for credit losses	1,513	2,651	4,064
Net interest income/(loss) after provision for credit losses	3,666	2,319	525
Noninterest income	3,421	3,729	3,710
Noninterest expense	6,234	5,911	6,562
Income/(loss) before provision/(benefit) for income taxes	853	137	(2,327)
Provision/(benefit) for income taxes	193	(69)	(775)
Net income/(loss) including income attributable to noncontrolling interest	660	206	(1,552)
Net income attributable to noncontrolling interest	13	17	12
Net income/(loss)	647	189	(1,564)
Consumer Banking and Private Wealth Management
Average total assets	43,742	41,778	42,990
Average total liabilities	77,308	74,888	72,462
Average total equity	0	0	0
Net, interest income	2,504	2,453	2,180
FTE adjustment	0	0	0
Net interest income (FTE)	2,504	2,453	2,180
Provision for credit losses	722	895	1,132
Net interest income/(loss) after provision for credit losses	1,782	1,558	1,048
Noninterest income	1,436	1,466	1,502
Noninterest expense	2,784	2,776	2,826
Income/(loss) before provision/(benefit) for income taxes	434	248	(276)
Provision/(benefit) for income taxes	159	89	(104)
Net income/(loss) including income attributable to noncontrolling interest	275	159	(172)
Net income attributable to noncontrolling interest	0	0	0
Net income/(loss)	275	159	(172)
Wholesale Banking
Average total assets	62,310	62,394	67,372
Average total liabilities	55,202	51,951	47,535
Average total equity	0	0	0
Net, interest income	1,638	1,470	1,433
FTE adjustment	107	106	110
Net interest income (FTE)	1,745	1,576	1,543
Provision for credit losses	625	777	980
Net interest income/(loss) after provision for credit losses	1,120	799	563
Noninterest income	1,473	1,515	1,399
Noninterest expense	2,161	2,070	2,217
Income/(loss) before provision/(benefit) for income taxes	432	244	(255)
Provision/(benefit) for income taxes	68	(5)	(63)
Net income/(loss) including income attributable to noncontrolling interest	364	249	(192)
Net income attributable to noncontrolling interest	3	8	0
Net income/(loss)	361	241	(192)
Mortgage Banking
Average total assets	33,719	34,792	37,296
Average total liabilities	3,838	4,031	3,944
Average total equity	0	0	0
Net, interest income	471	438	500
FTE adjustment	0	0	0
Net interest income (FTE)	471	438	500
Provision for credit losses	693	1,183	1,125
Net interest income/(loss) after provision for credit losses	(222)	(745)	(625)
Noninterest income	241	521	687
Noninterest expense	1,206	1,089	1,412
Income/(loss) before provision/(benefit) for income taxes	(1,187)	(1,313)	(1,350)
Provision/(benefit) for income taxes	(460)	(500)	(364)
Net income/(loss) including income attributable to noncontrolling interest	(727)	(813)	(986)
Net income attributable to noncontrolling interest	0	1	3
Net income/(loss)	(727)	(814)	(989)
Corporate Other
Average total assets	31,368	32,587	26,546
Average total liabilities	15,603	18,775	29,069
Average total equity	0	0	0
Net, interest income	495	456	409
FTE adjustment	6	10	14
Net interest income (FTE)	501	466	423
Provision for credit losses	0	0	1
Net interest income/(loss) after provision for credit losses	501	466	422
Noninterest income	297	257	154
Noninterest expense	111	6	138
Income/(loss) before provision/(benefit) for income taxes	687	717	438
Provision/(benefit) for income taxes	235	246	90
Net income/(loss) including income attributable to noncontrolling interest	452	471	348
Net income attributable to noncontrolling interest	9	9	9
Net income/(loss)	443	462	339
Reconciling Items
Average total assets	1,301	824	1,238
Average total liabilities	(207)	(104)	146
Average total equity	20,696	22,834	22,286
Net, interest income	(43)	37	(56)
FTE adjustment	1	0	(1)
Net interest income (FTE)	(42)	37	(57)
Provision for credit losses	(527)	(204)	826
Net interest income/(loss) after provision for credit losses	485	241	(883)
Noninterest income	(26)	(30)	(32)
Noninterest expense	(28)	(30)	(31)
Income/(loss) before provision/(benefit) for income taxes	487	241	(884)
Provision/(benefit) for income taxes	191	101	(334)
Net income/(loss) including income attributable to noncontrolling interest	296	140	(550)
Net income attributable to noncontrolling interest	1	(1)	0
Net income/(loss)	$ 295	$ 141	$ (550)